UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Australia - 1.2%
Dexus Property Group	746,188		5,081,845
France - 3.6%
Sanofi	119,560		9,614,103
Television Francaise 1	494,395		5,438,425
			15,052,528
Hong Kong - 1.4%
Link REIT	831,500		5,695,940
Italy - .8%
Atlantia	152,706		3,470,029
Japan - 2.9%
Japan Tobacco	381,600		12,302,046
Netherlands - 4.8%
Koninklijke Ahold Delhaize	202,745		4,310,534
RELX	584,552		9,859,799
Royal Dutch Shell, Cl. A	233,855		6,321,292
			20,491,625
New Zealand - .5%
Spark New Zealand	754,383		1,942,760
Norway - 2.2%
Orkla	1,006,948		9,388,195
South Korea - .8%
Macquarie Korea Infrastructure Fund	456,810		3,168,306
Switzerland - 11.2%
Adecco Group	54,616		3,885,571
Kuehne + Nagel International	47,034		6,407,138
Nestle	60,111		4,391,921
Novartis	170,507		12,483,687
Roche Holding	43,115		10,151,882
Zurich Insurance Group	35,187	[a]	10,080,859
			47,401,058
United Kingdom - 22.3%
BAE Systems	587,245		4,299,563
British American Tobacco	145,740		8,982,817
Centrica	2,558,362		7,218,938
Cobham	1,625,013		2,772,034

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares	Value ($)
United Kingdom - 22.3% (continued)
Diageo	472,434	13,095,927
GlaxoSmithKline	558,576	10,737,117
Imperial Brands	120,944	5,589,158
Informa	904,405	7,418,098
Royal Mail	665,498	3,445,912
SSE	432,250	8,096,769
UBM	774,155	6,861,056
Unilever	253,035	10,273,747
Vodafone Group	2,293,101	5,606,473
		94,397,609
United States - 46.5%
CA	374,741	11,718,151
Cisco Systems	444,989	13,670,062
CMS Energy	186,853	7,959,938
Emerson Electric	162,358	9,523,920
Eversource Energy	142,919	7,906,279
Kraft Heinz	55,643	4,968,363
Las Vegas Sands	104,550	5,497,239
Mattel	272,921	7,153,259
Maxim Integrated Products	237,914	10,582,415
McDonald's	81,836	10,030,639
Merck & Co.	195,784	12,136,650
Microsoft	424,647	27,453,429
Paychex	126,266	7,612,577
Philip Morris International	124,507	11,968,858
Principal Financial Group	92,659	5,289,902
Procter & Gamble	158,339	13,870,496
Reynolds American	243,310	14,630,230
Verizon Communications	109,264	5,355,029
Western Union	477,303	9,345,593
		196,673,029
Total Common Stocks (cost $381,130,914)		415,064,970
Other Investment - 1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $5,987,714)	5,987,714 [b]	5,987,714
Total Investments (cost $387,118,628)	99.6%	421,052,684
Cash and Receivables (Net)	.4%	1,857,578
Net Assets	100.0%	422,910,262

REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	27.6
Technology	15.0
Health Care	13.0
Consumer Services	11.7
Industrials	9.8
Financials	9.1
Utilities	7.4
Telecommunications	3.1
Oil & Gas	1.5
Money Market Investment	1.4
99.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	196,673,029	-	- 196,673,029
Equity Securities - Foreign Common
Stocks†	218,391,941	-	- 218,391,941
Registered Investment Company	5,987,714	-	- 5,987,714
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	13,878	- 13,878

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost		Unrealized
Contracts	Amounts	($)	Value ($)	Appreciation ($)
Purchases:
Royal Bank of Scotland
Japanese Yen,
Expiring
2/1/2017	83,131,606	722,386	736,264	13,878
Gross Unrealized Appreciation				13,878

At January 31, 2017, accumulated net unrealized appreciation on investments was $33,934,056, consisting of $53,146,746 gross unrealized appreciation and $19,212,690 gross unrealized depreciation.

NOTES

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 97.1%	Rate (%)		Date	Amount ($)	[a]	Value ($)
Argentina - 4.8%
Argentine Government,
Sr. Unscd. Bonds	ARS	15.50	10/17/26	70,700,000		5,052,859
Argentine Government,
Sr. Unscd. Notes		6.88	1/26/27	6,700,000	[b]	6,634,675
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	312,450,000		22,084,780
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	2,650,000	[b]	2,755,867
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	2,775,000	[b]	3,031,687
						39,559,868
Bahrain - .6%
Bahraini Government,
Sr. Unscd. Bonds		7.00	10/12/28	4,825,000	[b]	4,959,284
Brazil - 1.4%
Brazilian Government,
Notes	BRL	10.00	1/1/21	30,000,000		9,460,982
Brazilian Government,
Sr. Unscd. Bonds		5.63	2/21/47	2,175,000	[c]	2,028,187
						11,489,169
Canada - 3.9%
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	1,324,462	[b]	1,018,612
Canadian Government,
Bonds	CAD	0.75	9/1/20	7,325,000		5,579,778
Canadian Government,
Unscd. Bonds	CAD	3.50	12/1/45	9,755,000		9,127,007
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	5,346,510	[b]	4,125,390
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A1	CAD	1.38	8/20/18	1,195,683	[b]	919,222
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A2	CAD	1.64	3/20/19	1,650,000	[b]	1,268,202
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	1,900,000	[b]	1,459,185
MBARC Credit Canada,
Ser. 2016-AA, Cl. A1	CAD	1.26	9/17/18	4,642,505	[b]	3,569,297
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	3,750,000	[b]	2,871,669
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	1,075,000	[b]	826,798
Teck Resources,
Gtd. Notes		6.25	7/15/41	1,150,000		1,187,375
						31,952,535
Colombia - .6%
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	11,903,300,000		4,860,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
France - .8%
Bavarian Sky,
Ser. FRE1, Cl. A	EUR	0.00	4/20/24	1,154,022	[d]	1,246,629
BNP Paribas,
Sr. Unscd. Notes		3.80	1/10/24	4,300,000	[b]	4,312,620
Numericable-SFR,
Sr. Scd. Notes		7.38	5/1/26	1,125,000	[b]	1,158,750
						6,717,999
Germany - 4.3%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	5,400,000		6,855,659
German Government,
Bonds	EUR	2.25	9/4/20	19,200,000		22,857,814
Globaldrive Auto Receivables,
Ser. 2016-B, Cl. A	EUR	0.13	8/20/24	4,290,946	[d]	4,656,178
Volkswagen Car Lease,
Ser. 21, Cl. A	EUR	0.00	2/21/21	1,008,992	[d]	1,090,743
						35,460,394
Hungary - 1.6%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	[b]	2,319,299
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	1,081,250,000		3,783,320
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	1,778,650,000		7,274,434
						13,377,053
Iceland - .8%
Icelandic Government,
Unscd. Notes		5.88	5/11/22	6,100,000		6,882,325
Indonesia - 1.3%
Indonesian Government,
Sr. Unscd. Notes	EUR	2.63	6/14/23	400,000	[b]	441,861
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/28	4,900,000	[b]	5,556,648
Indonesian Government,
Sr. Unscd. Notes		6.75	1/15/44	4,100,000	[c]	5,071,438
						11,069,947
Ireland - 1.5%
Aercap Ireland Capital,
Gtd. Notes		4.50	5/15/21	1,775,000		1,854,662
Aercap Ireland Capital,
Gtd. Notes		5.00	10/1/21	725,000		774,046
Irish Government,
Bonds	EUR	2.40	5/15/30	6,370,000		7,535,462
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		1,662,088
Park Aerospace Holdings,
Gtd. Notes		5.50	2/15/24	675,000	[b]	694,406
						12,520,664
Italy - 6.0%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,285,000		7,135,841
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,046,940
Italian government,
Bonds	EUR	1.60	6/1/26	12,000,000		12,318,281

		Coupon	Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Italy - 6.0% (continued)
Italian government,
Bonds	EUR	1.25	12/1/26	7,550,000		7,445,220
Italian Government,
Sr. Unscd. Bonds	EUR	2.35	9/15/24	9,920,000	[b,e]	12,124,668
Italian Government,
Unscd. Bonds	EUR	2.80	3/1/67	7,450,000		6,633,817
						49,704,767
Japan - 19.6%
Japanese Government,
Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	1,687,500,000		15,079,294
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	5,200,000,000		46,481,350
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	2,300,500,000		19,600,052
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,249,300,000	[f]	20,899,440
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	2,284,600,000	[f]	21,323,972
Japanese Government,
Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	1,648,200,000		15,263,418
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	1,234,750,000		11,339,349
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,088,550,000		11,826,757
						161,813,632
Luxembourg - .1%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	1,125,000	[b]	1,190,391
Mexico - 2.0%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	5,100,000	[b]	5,017,380
Mexican Government,
Bonds, Ser. S	MXN	4.50	12/4/25	37,475,000	[g]	11,173,885
						16,191,265
Morocco - 2.8%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	14,650,000		16,918,975
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	5,000,000		6,008,258
						22,927,233
Netherlands - 4.6%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	7,250,000	[b,c]	7,409,978
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	2,425,000	[b]	2,356,933
Lukoil International Finance,
Gtd. Notes		4.75	11/2/26	4,275,000	[b]	4,291,202
Petrobras Global Finance,
Gtd. Notes		6.13	1/17/22	1,415,000	[c]	1,465,940
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	4,391,000		4,886,882
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	1,125,000	[b]	1,152,675
Teva Pharmaceutical Finance Netherlands II,
Gtd. Notes	EUR	1.13	10/15/24	650,000		663,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Netherlands - 4.6% (continued)
Teva Pharmaceutical Finance Netherlands II,
Gtd. Notes	EUR	1.63	10/15/28	600,000	[c]	583,155
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		2.80	7/21/23	1,200,000		1,125,689
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	2,150,000	[c]	1,955,255
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	3/29/49	4,500,000		5,024,154
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	280,000	[b]	279,670
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	4,100,000		4,609,478
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		1,927,078
						37,731,499
New Zealand - 1.9%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	20,754,000	[h]	16,018,245
Norway - .3%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[b]	2,313,185
Peru - .4%
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	2,600,000		3,038,479
Poland - .7%
Polish Government,
Sr. Unscd. Notes	EUR	1.50	9/9/25	1,975,000		2,210,083
Polish Government,
Unscd. Notes	EUR	2.00	10/25/46	3,975,000		3,996,026
						6,206,109
Portugal - 2.2%
Portuguese Government ,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	8,675,000		8,425,758
Portuguese Government ,
Sr. Unscd. Bonds	EUR	4.13	4/14/27	9,200,000		9,660,551
						18,086,309
Romania - 1.1%
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	3,200,000	[b]	3,614,686
Romanian Government,
Unscd. Notes	EUR	2.88	5/26/28	4,750,000	[b]	5,208,181
						8,822,867
Russia - 1.8%
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	725,000,000		11,517,081
Russian Government,
Sr. Unscd. Bonds		4.75	5/27/26	3,400,000	[b]	3,516,950
						15,034,031
Serbia - .3%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,826,250

		Coupon	Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
Spain - 1.4%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000		2,590,761
Driver Espana,
Ser. 3, Cl. A	EUR	0.68	12/21/26	2,522,880	[d]	2,747,435
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		2,950,593
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,183,687
						11,472,476
Sri Lanka - .6%
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	5,125,000	[b]	5,147,632
Supranational - 3.8%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	36,300,000		323,575
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	2,975,000		2,235,106
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	24,875,000		18,337,216
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	85,000,000		10,349,398
						31,245,295
Sweden - 1.4%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	86,125,000		11,824,580
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	2,700,000	[b]	2,683,349
Turkey - .5%
Turkish Government,
Unscd. Bonds	TRY	2.35	9/18/24	15,200,000		4,553,907
United Kingdom - 7.9%
Barclays,
Jr. Sub. Bonds		7.88	12/29/49	2,325,000		2,392,076
Barclays,
Sub. Notes		5.20	5/12/26	2,925,000		2,979,320
British Telecommunications,
Sr. Unscd. Notes	EUR	0.63	3/10/21	2,725,000		2,941,006
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,644,387
E-Carat,
Ser. 16-1, Cl. A	EUR	0.08	10/18/24	2,856,842	[d]	3,094,595
HSBC Holdings,
Sub. Notes		4.38	11/23/26	1,875,000		1,888,583
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	1,075,000	[b]	1,150,917
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	2,225,000		2,191,560
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	8,675,000		8,441,295
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	1,975,000		1,979,912
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	12,885,000		20,257,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
United Kingdom - 7.9% (continued)
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	7,175,000		11,812,019
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	2,400,000		2,669,743
						65,442,570
United States - 15.8%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	925,000		914,525
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	3,400,000		3,439,280
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	2,650,000		2,864,392
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,415,000		3,457,687
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,125,000		1,341,563
AMC Networks,
Gtd. Notes		5.00	4/1/24	840,000		859,950
American Homes 4 Rent,
Ser. 2014-SFR3, Cl. A		3.68	12/17/36	770,921	[b]	792,924
Amgen,
Sr. Unscd. Notes		4.40	5/1/45	1,075,000		1,025,179
Antero Resources,
Gtd. Notes		5.63	6/1/23	300,000		307,500
Antero Resources,
Gtd. Notes		5.00	3/1/25	925,000	[b]	908,813
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		3.10	3/25/34	1,704,012	[d]	1,691,424
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.59	12/11/40	763,187	[d]	838,448
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.22	6/11/50	3,300,000	[d]	3,287,610
CCO Holdings,
Sr. Unscd. Notes		5.88	4/1/24	1,125,000	[b]	1,206,214
Citigroup,
Sr. Unscd. Notes		4.65	7/30/45	2,250,000		2,330,145
Citigroup,
Sub. Bonds		4.40	6/10/25	4,650,000		4,719,080
Colony Starwood Homes,
Ser. 2016-2A, Cl. A		2.02	12/17/33	4,190,393	[b,d]	4,215,417
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	2,633,069		2,697,893
Cox Communications,
Sr. Unscd. Notes		3.35	9/15/26	1,150,000	[b]	1,097,063
DaVita,
Gtd. Notes		5.00	5/1/25	1,175,000		1,150,760
DISH DBS,
Gtd. Notes		5.88	11/15/24	1,125,000		1,141,875
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D		4.18	3/15/24	2,575,000	[b]	2,579,586
Duke Energy,
Sr. Unscd. Notes		3.75	9/1/46	2,050,000		1,867,433
Dynegy,
Gtd. Notes		7.38	11/1/22	630,000		625,275

	Coupon		Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)		Date	Amount ($)	[a]	Value ($)
United States - 15.8% (continued)
Dynegy,
Gtd. Notes	7.63		11/1/24	570,000	[c]	545,775
First Data,
Scd. Notes	5.75		1/15/24	1,125,000	[b]	1,162,969
Ford Motor Credit,
Sr. Unscd. Notes	3.34		3/18/21	3,750,000		3,791,351
Freeport-McMoRan,
Gtd. Notes	5.45		3/15/43	1,375,000		1,189,375
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.38		12/15/34	3,260,000	[b,d]	3,217,467
Genesis Energy,
Gtd. Notes	6.75		8/1/22	695,000		738,438
Goldman Sachs Group,
Sr. Unscd. Notes	3.50		11/16/26	3,415,000		3,333,306
Icahn Enterprises,
Gtd. Notes	5.88		2/1/22	1,225,000		1,231,125
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46		12/12/43	510,914		510,675
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS	1.55		11/25/36	1,902,140	[d]	1,838,035
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	5,075,000		5,522,116
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.58		2/25/34	600,521	[d]	574,415
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24		12/12/49	171,279		172,646
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.71		4/15/49	4,460,000	[d]	4,394,860
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	1.06		3/25/35	850,879	[d]	779,400
Oracle,
Sr. Unscd. Notes	4.00		7/15/46	4,275,000		4,022,262
Prime Security Services Borrower,
Scd. Notes	9.25		5/15/23	1,075,000	[b]	1,167,719
Reynolds Group Issuer,
Gtd. Notes	7.00		7/15/24	1,095,000	[b]	1,168,776
Scientific Games International,
Gtd. Notes	10.00		12/1/22	2,560,000		2,635,827
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A	2.90		11/15/29	3,900,000	[b]	3,909,755
Sprint Communications,
Sr. Unscd. Notes	7.00		8/15/20	1,335,000		1,431,788
Sprint Spectrum,
Sr. Scd. Notes	3.36		3/20/23	3,250,000	[b]	3,262,187
Targa Resources Partners,
Gtd. Notes	5.13		2/1/25	1,125,000	[b]	1,168,594
T-Mobile USA,
Gtd. Notes	6.00		3/1/23	3,825,000		4,054,500
U.S. Treasury Inflation Protected Securities,
Notes	0.63		1/15/26	24,429,990	[i]	24,931,880
Zayo Group,
Gtd. Notes	5.75		1/15/27	545,000	[b]	558,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.1% (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
United States - 15.8% (continued)
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/37	7,785,000	[b,d]	7,823,925
					130,497,827
Total Bonds and Notes
(cost $829,884,543)					803,621,207

	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .8%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $6,727,443)	0.47	4/27/17	6,735,000	[j]	6,727,107
Other Investment - .6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $4,931,685)			4,931,685	[k]	4,931,685
Investment of Cash Collateral for
Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $5,631,021)			5,631,021	[k]	5,631,021
Total Investments (cost $847,174,692)			99.2%		820,911,020
Cash and Receivables (Net)			0.8%		6,651,085
Net Assets			100.0%		827,562,105

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
RUB—Russian Ruble
SEK—Swedish Krona
TRY—Turkish Lira

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $139,621,303 or 16.87% of net assets.

c

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $7,047,955 and the value of the collateral held by the fund was $7,307,254, consisting of cash collateral of $5,631,021 and U.S. Government & Agency securities valued at $1,676,233.

d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

j	Held by or on behalf of a counterparty for open futures contracts.
k	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Non-U.S. Government	64.7
Corporate-Investment Grade	17.1
Securitized	7.3
Corporate-High Yield	5.0
U.S. Government	3.8
Cash & Equivalents	1.3
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	39,157,477	-	39,157,477
Commercial Mortgage-Backed	-	16,068,315	-	16,068,315
Corporate Bonds †	-	182,694,769	-	182,694,769
Foreign Government	-	535,600,049	-	535,600,049
Registered Investment		-
Companies	10,562,706	-	-	10,562,706
Residential Mortgage-Backed	-	5,168,717	-	5,168,717
U.S. Treasury	-	31,658,987	-	31,658,987
Other Financial Instruments:
Futures ††	661,228	-	-	661,228
Forward Foreign Currency
Exchange Contracts ††	-	4,309,333	-	4,309,333
Swaps ††	-	6,428,395	-	6,428,395

Liabilities ($)
Other Financial Instruments:
Futures ††	(1,010,293)		-	(1,010,293)
Forward Foreign Currency		-
Exchange Contracts ††	-	(3,373,044)	-	(3,373,044)
Swaps ††	-	(789,256)	-	(789,256)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Bond Fund
January 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Australian 10 Year Bond	111	10,800,255	March 2017	115,888
Australian 3 Year Bond	1,438	121,935,053	March 2017	182,944
Canadian 10 year Bond	306	32,320,184	March 2017	(57,761)
Euro 30 Year Bond	80	14,439,467	March 2017	(298,772)
Euro-Bobl	171	24,540,120	March 2017	69,972
French Government Long Bond
Future	316	50,441,971	March 2017	(609,929)
Japanese 10 Year Bond	17	22,566,292	March 2017	(43,831)
Long Gilt	140	21,816,055	March 2017	72,050
U.S. Treasury 2 Year Notes	44	9,539,062	March 2017	1,180
U.S. Treasury 5 Year Notes	13	1,532,273	March 2017	2,519
Futures Short
Euro-Bond	194	(33,953,926)	March 2017	105,433
U.S. Treasury Ultra Long Bond	109	(17,514,938)	March 2017	111,242
Gross Unrealized Appreciation				661,228
Gross Unrealized Depreciation				(1,010,293)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases

NOTES

between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at January 31, 2017:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
2/28/2017	60,435,000	45,545,095	45,805,169	260,074
South Korean
Won,
Expiring
4/3/2017	2,245,390,000	1,871,080	1,933,203	62,123
Thai Baht,
Expiring
4/3/2017	146,435,000	4,062,560	4,156,499	93,939
Barclays Bank
Mexican New
Peso,
Expiring
4/3/2017	357,675,000	16,382,018	16,999,439	617,421
Citigroup
Brazilian Real,
Expiring
4/4/2017	50,770,000	15,713,401	15,852,472	139,071
Indian Rupee,
Expiring
4/3/2017	1,694,255,000	24,693,995	24,766,913	72,918
Indonesian
Rupiah,
Expiring
4/3/2017	113,733,955,000	8,406,058	8,467,218	61,160

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Citigroup (continued)
Russian Ruble,
Expiring
4/3/2017	995,555,000	16,518,252	16,306,994	(211,258)
Swedish Krona,
Expiring
2/28/2017	616,605,000	69,808,357	70,571,246	762,889
Credit Suisse International
Euro,
Expiring
2/28/2017	1,130,000	1,215,892	1,221,009	5,117
Goldman Sachs International
Euro,
Expiring
2/28/2017	23,570,000	25,214,011	25,468,297	254,286
Japanese Yen,
Expiring
2/28/2017	2,834,110,000	24,796,665	25,118,022	321,357
Polish Zloty,
Expiring
4/3/2017	13,420,000	3,215,441	3,347,979	132,538
HSBC
British Pound,
Expiring
2/28/2017	36,605,000	46,168,130	46,069,750	(98,380)
JP Morgan Chase Bank
Brazilian Real,
Expiring
2/2/2017	15,000,000	4,397,150	4,757,546	360,396
Mexican New
Peso,
Expiring
4/3/2017	375,275,000	17,407,933	17,835,925	427,992
South African
Rand,
Expiring
4/3/2017	45,560,000	3,268,762	3,343,519	74,757
Swiss Franc,
Expiring
2/28/2017	1,850,000	1,853,977	1,871,992	18,015
Turkish Lira,
Expiring
4/3/2017	106,425,000	28,505,341	27,725,915	(779,426)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Morgan Stanley Capital Services
Brazilian Real,
Expiring
2/2/2017	39,625,000	12,492,119	12,567,852	75,733
Standard Chartered Bank
Singapore Dollar,
Expiring
2/28/2017	3,660,000	2,581,121	2,597,532	16,411
UBS
Japanese Yen,
Expiring
2/28/2017	3,948,370,000	34,531,079	34,993,434	462,355
Sales:
Bank of America
New Zealand
Dollar,
Expiring
2/28/2017	34,305,000	24,866,322	25,149,356	(283,034)
Singapore Dollar,
Expiring
2/28/2017	11,490,000	8,102,962	8,154,546	(51,584)
Citigroup
Brazilian Real,
Expiring
2/2/2017	54,625,000	17,132,396	17,325,398	(193,002)
Euro,
Expiring
2/28/2017	35,560,000	38,039,919	38,423,956	(384,037)
Goldman Sachs International
Russian Ruble,
Expiring
4/3/2017	92,815,000	1,534,094	1,520,291	13,803
HSBC
Canadian Dollar,
Expiring
2/28/2017	13,380,000	10,218,234	10,284,916	(66,682)
New Zealand
Dollar,
Expiring
2/28/2017	44,815,000	32,470,215	32,854,347	(384,132)
JP Morgan Chase Bank
Brazilian Real,
Expiring
4/4/2017	29,375,000	9,249,056	9,172,078	76,978

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hungarian Forint,
Expiring
4/3/2017	3,371,040,000	11,496,624	11,761,624	(265,000)
Taiwan Dollar,
Expiring
4/7/2017	858,380,000	26,883,182	27,439,009	(555,827)
UBS
Norwegian Krone,
Expiring
2/28/2017	86,420,000	10,379,004	10,479,686	(100,682)
Gross Unrealized Appreciation				4,309,333
Gross Unrealized Depreciation				(3,373,044)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement

NOTES

of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at January 31, 2017:

OTC Interest Rate Swaps

			(Pay)
			Receive		Unrealized
Notional	Currency/		Fixed		Appreciation
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 MONTH	Morgan Stanley
36,000,000	LIBOR	Capital Services	1.79	10/3/2046	6,428,395
	JPY - 6 MONTH
5,300,000,000	LIBOR	Citigroup	0.08	11/4/2026	(789,256)

Gross Unrealized Appreciation					6,428,395
Gross Unrealized Depreciation					(789,256)

JPY—Japanese Yen
USD—United States Dollar

At January 31, 2017, accumulated net unrealized depreciation on investments was $26,263,672, consisting of $13,112,506 gross unrealized appreciation and $39,376,178 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)